Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 363,778	$ 284,010
Employee related accruals	67,967	71,901
Indirect taxes payable	47,263	66,184
Other payables and accruals	38,013	28,667
Foreign exchange forward contracts	15,548	5,926
Accounts payable and accrued liabilities	$ 532,569	$ 456,688